Share-based Payment (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of outstanding RSUs and PSUs:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2025	993,807	156,667	1,150,474
Granted during the period	634,589	73,583	708,172
Settled during the period	(60,056)	(15,716)	(75,772)
Transferred during the period	(321,392)	(46,588)	(367,980)
Forfeited during the period	(43,820)	(2,688)	(46,508)
June 30, 2025	1,203,128	165,258	1,368,386
Specified by vesting year
2026	574,370	86,659	661,029
2027	420,930	54,066	474,996
2028	207,828	24,533	232,361
June 30, 2025	1,203,128	165,258	1,368,386

Summary of Weighted Average Exercise Prices and Movements in Warrants

The following table specifies the number and weighted average exercise prices of, and movements in, warrants:

	Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2025	6,204,122	93.25
Granted during the period	246,743	131.88
Exercised during the period	(461,976)	55.66
Forfeited during the period	(75,422)	100.21
June 30, 2025	5,913,467	97.74
Vested at June 30, 2025	4,995,826	93.72